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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21232

                      FORTRESS PINNACLE INVESTMENT FUND LLC
                ------------------------------------------------
               (Exact name of Registrant as specified in charter)

1251 Avenue Of The Americas, 16th Floor, New York, NY             10020
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         (Address of principal executive offices)               (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

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ITEM 1. SCHEDULE OF INVESTMENTS.

The Registrant's Schedule of Investments as of September 30, 2004 is as follows:

Investments                                          Description of Securities   Shares       Cost (c)           Fair Value
-----------                                          -------------------------   ------      ---------           ----------
Investments in real estate controlled
 affiliates (a):
 Fortress Pinnacle Acquisition LLC, ("FPA") (b)      21.96% membership interest     -        $   8,787           $  117,647
                                                                                             ---------           ----------
                                                                                             $   8,787           $  117,647
                                                                                             =========           ==========

(a) The Company's investment advisor also advises Fortress Registered Investment Trust, which owns 78.04% of FPA. FPA is therefore an affiliate of the Company. These securities are restricted as to public resale.

(b) FPA owns 23,359,696 of the outstanding common shares of Global Signal Inc. (formerly Pinnacle Holdings, Inc.), comprising 50% of its issued and outstanding equity, as its sole asset at the end of the period.

(c) The United States Federal income tax basis of Fortress Pinnacle Investment Fund LLC's investment at the end of the period was approximately $4.0 million, and, accordingly, the unrealized appreciation for United States Federal income tax purposes was approximately $113.6 million.

Summary of Transactions with Affiliated Companies

                                                                               Dividends, Interest,
                                                                                and Realized Gains          Fair Value of
                                                                                Nine Months Ended               Total
Affiliate                                     Purchase Date                     September 30, 2004           Investment
---------                                     -------------                     ------------------           ----------
Fortress Pinnacle Acquisition LLC            November 1, 2002                         $ 5,317               $    117,647
                                                                                      -------               ------------
                                                                                      $ 5,317               $    117,647
                                                                                      =======               ============

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ITEM 2. CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

ITEM 3. EXHIBITS.

(a)(1) Certification of Chief Executive Officer.

(a)(2) Certification of Chief Financial Officer.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Pinnacle Investment Fund LLC

By: /s/ Jeffrey Rosenthal
    ----------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Wesley R. Edens
    -------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: November 29, 2004

By: /s/ Jeffrey Rosenthal
    ------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: November 29, 2004